Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Details of purchase consideration, and assets and liabilities recognized
Details of the purchase consideration, the net assets acquired and goodwill created are as follows:

£’000
Purchase consideration
Cash paid	19,865
Equity securities issued	13,887
Total purchase consideration	33,752
The assets and liabilities recognised as a result of the acquisition are as follows:

£’000
Pharmacoscopy technology IP (see note 14)	36,078
Property, plant and equipment (see note 15)	373
Right-of-use assets (see note 17)	235
Cash and cash equivalents	1,829
Inventories	177
Trade receivables	176
Other receivables	123
Current tax assets	520
Trade payables	(481)
Loans	(300)
Other payables	(2,843)
Lease liabilities	(220)
Contract liabilities and other advances	(300)
Net deferred tax	(7,502)
Net identifiable assets acquired and liabilities assumed	27,865
plus Goodwill	5,887
33,752